FINANCIAL RISK MANAGEMENT (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]	Dec. 31, 2015
Disclosure of financial risks management [Line Items]
Allowance for loan losses	S/ 5,314,340	S/ 4,943,008	[1]	S/ 4,416,692	S/ 4,032,219
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	5,237,455	4,575,646
Fair value of collateral	3,190,530	2,887,566
Allowance for loan losses	3,081,577	2,508,434
Commercial loans [Member]
Disclosure of financial risks management [Line Items]
Allowance for loan losses		1,680,126	[1]	1,235,970	1,197,713
Commercial loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	2,321,335	1,572,579
Fair value of collateral	1,758,098	1,398,427
Allowance for loan losses	1,023,771	749,882
Residential mortgage loans [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	959,033	865,610
Fair value of collateral	820,291	774,280
Allowance for loan losses	470,286	215,997
Microbusiness loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	1,254,526	1,259,635
Fair value of collateral	422,330	485,281
Allowance for loan losses	978,834	893,671
Consumer loans [member]
Disclosure of financial risks management [Line Items]
Allowance for loan losses		1,558,017	[1]	S/ 1,634,169	S/ 1,288,528
Consumer loans [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Impaired loans	702,561	877,822
Fair value of collateral	189,811	229,578
Allowance for loan losses	S/ 608,686	S/ 648,884

[1]	The movement in the allowance for loan losses for 2017 included the allowance for direct and indirect loans for approximately S/4,500.5 million y S/442.5 million, respectively (approximately S/4,207.1 million and S/209.6 million, respectively, for 2016). The allowance for indirect loan losses was included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017 and 2016 was established in accordance with IAS 39 and was sufficient to cover incurred losses on the loan portfolio.